CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net income for the year	$ 57,292	¥ 372,763	¥ 565,187	¥ 617,797
Adjustments for:
Share-based compensation	13,213	85,968	86,070	85,945
Depreciation	8,211	53,422	53,754	49,781
Amortization of intangible assets	1,574	10,245	9,022	6,167
Allowance for doubtful accounts	2,366	15,394	7,548	5,515
Loss due to disposal of fixed assets	106	690	122	109
(Gain) Loss from foreign currency translation	(346)	(2,248)	14,749	55,617
Change in fair value of convertible senior notes	76,261	496,175	69,439	(67,168)
Deferred tax expense	1,965	12,787	14,419	18,129
Changes in operating assets and liabilities, net of effects of acquisition:
Increase in accounts receivable	(11,428)	(74,356)	(20,071)	(25,030)
Increase in prepayments and other current assets	(5,399)	(35,128)	(31,686)	(68,165)
Increase in accounts payable	394	2,565	7,474	750
Increase in salary and employee related accrual	2,780	18,087	19,374	14,805
Increase in taxes payable	11,441	74,436	46,200	14,897
Increase in advance from customers	36,046	234,523	91,795	72,716
Increase in other payables and accruals	28,228	183,657	156,156	81,254
Decrease (Increase) in other long-term assets	(1,119)	(7,277)	(2,675)	1,331
Net cash provided by operating activities	221,585	1,441,703	1,086,877	864,450
Cash flows from investing activities:
Purchase of short-term investments	(88,599)	(576,452)	(305,823)	(396,789)
Cash paid for long-term investments	(14,950)	(97,267)	(1,000)	(22,800)
Cash paid for acquisitions, net of cash acquired	(112,951)	(734,895)	(8,450)	(231,531)
Cash paid for available-for-sale securities			(126,716)
Purchase of property and equipment	(3,636)	(23,655)	(20,328)	(86,434)
Purchase of intangible assets	(305)	(1,987)	(26,276)	(6,128)
Purchase of other long-term assets			(735)
Net cash used in investing activities	(220,441)	(1,434,256)	(489,328)	(743,682)
Cash flows from financing activities:
Repurchase and retirement of common shares				(157,272)
Settlement of zero-strike call options and retirement of common shares	(5)	(35)
Proceeds from the exercise of share options	65,237	424,450	160,493	83,476
Net cash provided by (used in) financing activities	65,232	424,415	160,493	(73,796)
Effect of foreign exchange rate changes on cash	(9,293)	(60,460)	37,680	4,284
Net increase in cash	57,083	371,402	795,722	51,256
Cash, beginning of year	295,264	1,921,074	1,125,352	1,074,096
Cash, end of year	352,347	2,292,476	1,921,074	1,125,352
Supplemental disclosure of cash flow information:
Cash paid during the years for income taxes	18,740	121,929	107,239	113,066
Cash paid for interest, net of amounts capitalized	5,898	38,377	36,773	34,445
Supplemental disclosure of non-cash investing activities:
Accrual related to purchase of property, equipment and software	(160)	(1,043)	(2,405)	(1,459)
Unpaid cash consideration for business combinations	(4,292)	(27,923)	(8,450)	(16,900)
Supplemental disclosure of non-cash financing activities:
Restricted cash and payables related to the exercise of share options, end of year	$ 38	¥ 249	¥ 389	¥ 13,059